PROPERTY, PLANT, AND EQUIPMENT (Tables)	9 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

	As of December 31, 2023 ($)	As of March 31, 2023 ($)
Computer & Software & Accessories	38,037	38,037
Electrical Fittings	5,883	5,883
Furniture & Fittings	27,047	27,047
Office Equipment	6,890	6,890
Plant & Machinery	72,590	52,963
Vehicle	5,678	5,678
Total Gross Value	156,125	136,498
Less: Accumulated depreciation	(95,941)	(81,302)
Total Property, plant and equipment, net	60,184	55,196